UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.3%	Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$1,000	$1,031,030
	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,575,311
	County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,205,784

			4,812,125

California - 31.9%	Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (a)	2,000	257,780
	California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	643,056
	California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	10,100	11,761,450
	California State Department of Water Resources, RB, Series A, 5.38%, 5/01/12 (b)	7,500	8,405,100
	Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (FSA), 5.58%, 8/01/13 (c)	7,450	6,230,063
	Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (FSA), 5.40%, 8/01/36 (a)	4,200	700,434
	Fresno Unified School District California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	1,100	1,111,726
	Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1, 6.63%, 6/01/13 (b)	6,500	7,636,720
	Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1, 6.75%, 6/01/13 (b)	14,500	17,097,385
	Los Angeles Municipal Improvement Corp., RB, Series B-1 (MBIA), 4.75%, 8/01/37	4,000	3,602,000
	Metropolitan Water District of Southern California, RB, Series B-1 (MBIA), 5.00%, 10/01/33	17,500	17,760,925
	Monterey Peninsula Community College District, GO, CAB, Series C (FSA), 5.15%, 8/01/31 (a)	13,575	3,198,134
	Monterey Peninsula Community College District, GO, CAB, Series C (FSA), 5.16%, 8/01/32 (a)	14,150	3,091,917
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/31	2,500	2,599,025

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Sacramento Unified School District California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	$2,700	$2,707,695
	San Francisco City & County Public Utilities Commission, Refunding RB, Series A (FSA), 5.00%, 11/01/31	15,000	15,067,500
	San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (MBIA), 5.49%, 1/15/31 (a)	53,000	9,984,670
	San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/29	2,350	2,392,770

			114,248,350

Colorado - 0.3%	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,000	1,017,090

District of Columbia - 2.6%	District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,178,900

Florida - 11.9%	Broward County School Board Florida, COP, Series A (FSA), 5.25%, 7/01/33	2,000	2,023,320
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	950	970,273
	County of Duval Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	2,800	2,750,412
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA), 5.25%, 10/01/38 (a)	25,520	3,310,199
	County of Miami-Dade Florida, RB, Jackson Health System (AGC), 5.75%, 6/01/39	2,300	2,375,785
	County of Miami-Dade Florida, RB, Miami International Airport, Series B (MBIA), 5.00%, 10/01/37	7,650	7,232,386
	County of Miami-Dade Florida, Refunding RB (FSA), 5.00%, 7/01/35	1,300	1,293,435
	Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (GNMA), 5.45%, 7/01/33	4,915	5,029,225
	Florida State Department of Environmental Protection, RB, Series B (MBIA), 5.00%, 7/01/27	7,500	7,807,725
	Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	3,600	3,703,428
	Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	5,590	5,754,737
	Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	302,970

			42,553,895

Georgia - 0.3%	Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (FSA), 5.50%, 7/01/41	900	897,273

Illinois - 4.8%	Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	2,500	2,791,700
	City of Chicago Illinois, GO, Refunding, Series A (FSA), 5.00%, 1/01/25	2,000	2,080,720

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	$7,310	$7,416,507
	Illinois Municipal Electric Agency, RB, Series A (MBIA), 5.25%, 2/01/27	4,800	5,012,256

			17,301,183

Indiana - 0.7%	Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	450	461,308
	Indiana Municipal Power Agency, RB, Series A (MBIA), 5.00%, 1/01/37	2,050	1,990,693

			2,452,001

Iowa - 1.4%	Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,110,200

Kentucky - 0.5%	Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,609,305

Louisiana - 2.1%	State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/31	7,500	7,669,050

Michigan - 4.8%	City of Detroit Michigan, RB, Senior Lien, Series A (MBIA), 5.00%, 7/01/30	1,000	941,140
	City of Detroit Michigan, RB, Senior Lien, Series A (MBIA), 5.00%, 7/01/34	2,810	2,527,483
	City of Detroit Michigan, RB, System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	2,979,692
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/33	4,000	3,629,440
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	4,400	3,903,900
	City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,200,670

			17,182,325

Nevada - 7.8%	City of Reno Nevada, Refunding RB, Senior Lien, ReTrac-Reno Transportation Project (AMBAC), 5.13%, 6/01/12 (b)	5,000	5,520,700
	County of Clark Nevada, RB, Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	3,000	3,051,480
	County of Clark Nevada, RB, System, Subordinate Lien, Series C (FSA), 5.00%, 7/01/26	1,650	1,695,474
	Truckee Meadows Water Authority, RB, Series A (FSA), 5.00%, 7/01/11 (b)	10,000	10,705,000
	Truckee Meadows Water Authority, RB, Series A (FSA), 5.13%, 7/01/11 (b)	6,500	6,971,120

			27,943,774

New York - 1.7%	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,300	1,433,614
	Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,736,295

			6,169,909

Pennsylvania - 1.6%	City of Philadelphia Pennsylvania, RB, Third Series (FSA), 5.13%, 8/01/11 (b)	5,200	5,592,028

Puerto Rico - 1.9%	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	1,330	1,329,934

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Puerto Rico Sales Tax Financing Corp., RB, First Sub- Series A, 6.38%, 8/01/39	$5,300	$5,586,783

			6,916,717

Rhode Island - 0.8%	Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	2,833,163

South Carolina - 3.0%	South Carolina Transportation Infrastructure Bank, RB, Junior Lien, Series B (AMBAC), 5.13%, 10/01/11 (b)	10,000	10,821,100

Tennessee - 5.7%	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (FSA), 5.84%, 1/01/22 (a)	11,705	6,010,049
	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (FSA), 5.88%, 1/01/23 (a)	9,260	4,440,448
	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (FSA), 5.90%, 1/01/24 (a)	8,500	3,827,890
	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (FSA), 5.91%, 1/01/25 (a)	6,850	2,902,002
	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (FSA), 5.93%, 1/01/26 (a)	5,000	1,988,550
	Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Covenant Health, Series A, 5.07%, 1/01/41 (a)	10,000	1,272,900

			20,441,839

Texas - 29.3%	City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,338,264
	City of San Antonio Texas, Refunding RB (MBIA), 5.13%, 5/15/29	9,250	9,533,698
	City of San Antonio Texas, Refunding RB (MBIA), 5.13%, 5/15/34	10,000	10,209,200
	Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (a)	10,030	3,748,311
	County of Harris Texas, GO (MBIA), 5.56%, 8/15/25 (a)	7,485	3,836,661
	County of Harris Texas, GO (MBIA), 5.59%, 8/15/28 (a)	10,915	4,721,392
	County of Harris Texas, Refunding RB, Senior Lien, Toll Road (FSA), 5.00%, 8/15/30	5,510	5,660,533
	Harris County-Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (MBIA), 5.91%, 11/15/38 (a)	5,785	511,568
	Harris County-Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (MBIA), 5.93%, 11/15/39 (a)	6,160	501,486
	Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (MBIA), 5.97%, 11/15/38 (a)	26,890	2,270,592
	Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (MBIA), 5.98%, 11/15/39 (a)	27,675	2,145,920
	Lewisville ISD Texas, GO, Refunding, CAB, School Building (MBIA), 4.67%, 8/15/24 (a)	5,315	2,603,712

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	$2,980	$3,102,299
	North Texas Tollway Authority, Refunding RB, CAB, System, First Tier (AGC), 5.32%, 1/01/29 (a)	5,000	1,669,650
	North Texas Tollway Authority, Refunding RB, CAB, System, First Tier (AGC), 5.44%, 1/01/30 (a)	1,750	541,083
	North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	625	663,131
	North Texas Tollway Authority, Refunding RB, System, First Tier (MBIA), 5.75%, 1/01/40	23,050	23,256,067
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	28,145	25,351,046

			104,664,613

Washington - 6.8%	Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	3,655	3,691,367
	County of King Washington, Refunding RB (FSA), 5.00%, 1/01/36	2,200	2,234,496
	Port of Seattle Washington, RB, Series A (MBIA), 5.00%, 4/01/31	4,500	4,525,560
	State of Washington, GO, Various Purpose, Series 02-A (FSA), 5.00%, 7/01/25	6,380	6,503,963
	Washington Health Care Facilities Authority, RB, MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	6,700	6,754,739
	Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series A (FSA), 5.50%, 8/15/38	700	709,604

			24,419,729

	Total Municipal Bonds - 121.2%		433,834,569

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Arizona - 0.4%	Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,342,952

California - 5.6%	Los Angeles Community College District California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	5,000	5,024,950
	San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	461,709
	San Diego County Water Authority, COP, Refunding, Series 2008-A (FSA), 5.00%, 5/01/33	4,870	4,803,671
	University of California, RB, Series C (MBIA), 4.75%, 5/15/37	10,000	9,834,000

			20,124,330

District of Columbia - 0.3%	District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,191,856

Florida - 2.2%	City of Tallahassee Florida, RB (MBIA), 5.00%, 10/01/37	5,000	5,022,200
	Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,042,225

			8,064,425

Illinois - 8.2%	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,779,299

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

	Metropolitan Pier & Exposition Authority Illinois, RB, McCormick Place Expansion Project, Series A (MBIA), 5.00%, 12/15/28	$24,010	$24,516,611

			29,295,910

Massachusetts - 3.8%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	12,987	13,549,327

Nevada - 1.9%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,198	4,529,473
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,185,155

			6,714,628

New York - 3.4%	Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (FSA), 5.75%, 5/01/28	4,494	4,822,206
	Metropolitan Transportation Authority, RB, Series A (MBIA), 5.00%, 11/15/31	7,002	7,183,673

			12,005,879

Ohio - 0.2%	State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	636,920

South Carolina - 0.2%	South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	639,708

Texas - 2.8%	Northside ISD Texas, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	9,936,128

Utah - 1.4%	Utah Transit Authority, RB, Series A (FSA), 5.00%, 6/15/36	5,000	5,143,400

Virginia - 0.1%	Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	414,024

Washington - 1.0%	Central Puget Sound Regional Transportation Authority Washington, RB, Series A (FSA), 5.00%, 11/01/32	3,494	3,600,124

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 31.5%		112,659,611

	Total Long-Term Investments (Cost - $551,435,496) - 152.7%		546,494,180

	Short-Term Securities

New York - 0.8%	City of New York New York, GO, VRDN, Sub-Series A-6 (FSA), 0.22%, 12/01/09 (e)	2,700	2,700,000

		Shares

Money Market Fund - 0.4%	FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	1,300,000	1,300,000

	Total Short-Term Securities (Cost - $4,000,000) - 1.2%		4,000,000

	Total Investments (Cost - $555,435,496*) - 153.9%		550,494,180
	Other Assets Less Liabilities - 1.6%		5,830,648
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (17.1)%		(61,281,264)
	Preferred Shares, at Redemption Value - (38.4)%		(137,260,790)

	Net Assets Applicable to Common Shares - 100.0%		$357,782,774

BlackRock Insured Municipal Income Trust (BYM)
Schedule of Investments November 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$494,078,036

Gross unrealized appreciation	$23,794,836
Gross unrealized depreciation	(28,604,688)

Net unrealized depreciation	$(4,809,852)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(3,101,744)	$936

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$1,300,000
Level 2:
Long-Term Investments[1]	546,494,180
Short-Term Securities	2,700,000

Total Level 2	549,194,180
Level 3	—

Total	$550,494,180

[1]See above Schedule of Investments for values in each state or political subdivision.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date: January 22, 2010